INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Intangible Assets Tables
Schedule of intangible assets

Intangible assets are summarized as follows:

		March 31, 2016	December 31, 2015
Amortized	Amortization Lives	Cost	Cost
Developed Technology	7	$3,000,000	$3,000,000
Trademark	5	700,000	700,000
Total		3,700,000	3,700,000
Less Accumulated Amortization		(568,572)	(426,429)
Net		3,131,428	3,273,571

Non Amortized
Goodwill		6,455,645	6,455,645

Total		$9,587,073	$9,729,216

		2015	2014
Amortized	Amortization Lives	Cost	Cost
Developed Technology	7	$ 3,000,000	$ --
Trademark	5	700,000	--
Total		3,700,000	--
Less Accumulated Amortization		(426,429)	--
Net		3,273,571	--

Non Amortized
Goodwill		6,455,645	--

Total		$9,729,216	--

Future amortization of intangible assets

Expected future amortization of intangible assets as of March 31, 2016, is as follows:

Year ending December 31,	Estimated Amortization Expense
2016	$427,000
2017	569,000
2018	569,000
2019	569,000
2020	464,000
Thereafter	534,000
$3,132,000

Year ending December 31,	Estimated Amortization Expense
2016	$ 569,000
2017	569,000
2018	569,000
2019	569,000
2020	464,000
Thereafter	534,000
$ 3,274,000